Long-Term Debt And Lease Liabilities (Narrative) (Q3) (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	May 01, 2020	Nov. 20, 2019	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Credit facility amount outstanding					$ 0	$ 0
Other Income						$ 159,000
Office [Member]
Debt Instrument [Line Items]
Term of contract				39 months	39 months
Lease renewal term				12 months	36 months
Increased operating lease right of use				$ 63,000
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Payments due within first six months of the loan	$ 0
Payment term				18 months
Prosperity Bank [Member]
Debt Instrument [Line Items]
Rate above prime		0.50%
Interest rate		5.25%		3.75%	5.25%
Credit facility maximum borrowing capacity		$ 50,000,000			$ 1,970,000
Credit facility current borrowing capacity		$ 1,970,000		$ 3,100,000	4,000,000
Credit facility amount outstanding				0	0
Credit limit				$ 1,442,000
Borrowing rate				3.75%
Prosperity Bank [Member] | Loans And Letters Of Credit [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity				$ 50,000,000	$ 50,000,000
Prosperity Bank [Member] | Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Interest rate	1.00%
Credit limit	$ 166,000
Maturity date				May 01, 2022
Maximum [Member] | Vehicles [Member]
Debt Instrument [Line Items]
Term of contract				36 months	36 months
Discount rate				6.50%
Maximum [Member] | Prosperity Bank [Member]
Debt Instrument [Line Items]
Funded debt to EBITDA				3.5	3.5
Minimum [Member] | Vehicles [Member]
Debt Instrument [Line Items]
Term of contract				18 months	18 months
Discount rate				5.00%
Minimum [Member] | Prosperity Bank [Member]
Debt Instrument [Line Items]
Current ratio				1	1
Interest coverage				3.0	3.0
Scenario, Forecast [Member] | Prosperity Bank [Member] | Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Other Income			$ 166,000